Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2018:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$82,851	$82,851	$82,851	$—	$—	$—
Term loan facilities (note 14 (a))	24,023	28,794	7,561	18,340	2,893	—
Senior revolving financing (note 14 (b))	8,645	10,027	2,161	4,918	2,948	—
Convertible debt (note 14 (c))	17,382	21,302	1,575	19,727	—	—
Other bank financing (note 14 (d))	3,744	3,751	2,714	694	343	—
Capital lease obligations (note 14 (e))	1,516	1,566	495	917	154	—
Long-term royalty payable (note 15)	20,935	32,260	6,091	13,184	6,227	6,758
Operating lease commitments (note 20(a))	—	8,256	3,594	3,448	1,214	—
	$159,096	$188,807	$107,042	$61,228	$13,779	$6,758

Schedule of Foreign Exchange Contracts, Statement of Financial Position
The Company’s functional currency is the Canadian dollar. The U.S. dollar amount of financial instruments subject to exposure to foreign currency risk reflected in the consolidated balance sheet at December 31, 2018 is as follows:

US Dollars
Cash and cash equivalents	$8,973
Accounts receivable	1,229
Accounts payable	5,519
Long-term debt, including current portion	34,243
Long-term royalty payable, including current portion	20,935